UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2024 to September 30, 2024

Date of Report (Date of earliest event reported):  November 14, 2024
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Gregg Smallwood (888) 337-6888
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)	Demand in Dispute (2)(5)	Demand Withdrawn (2)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%				1 / $192,262 / 0.444%
GNMA-II Pool # CI9107		loanDepot.com, LLC	90 / $31,312,513 / 100%				1 / $132,602 / 0.423%
GNMA-II Pool # CK0341		loanDepot.com, LLC	112 / $40,723,318 / 100%				2 / $1,138,227 / 2.795%
GNMA-II Pool # CK0367		loanDepot.com, LLC	116 / $42,620,250 / 100%				1 / $479,322 / 1.125%
GNMA-II Pool # CK0368		loanDepot.com, LLC	114 / $43,396,749 / 100%				1 / $492,271 / 1.134%
GNMA-II Pool # CK0369		loanDepot.com, LLC	127 / $43,984,312 / 100%				1 / $423,922 / 0.964%
GNMA-II Pool # CK0373		loanDepot.com, LLC	172 / $49,689,457 / 100%				2 / $385,280 / 0.775%
GNMA-II Pool # CK0387		loanDepot.com, LLC	41 / $23,842,256 / 100%				1 / $259,418 / 1.088%
GNMA-II Pool # CK0390		loanDepot.com, LLC	106 / $43,961,692 / 100%				1 / $605,135 / 1.377%
GNMA-II Pool # CK0404		loanDepot.com, LLC	132 / $49,139,989 / 100%				2 / $791,545 / 1.611%
GNMA-II Pool # CK0442		loanDepot.com, LLC	108 / $36,658,838 / 100%		1 / $255,850 / 0.698%
GNMA-II Pool # CN2983		loanDepot.com, LLC	92 / $24,856,909 / 100%		1 / $197,995 / 0.797%
GNMA-II Pool # CN3006		loanDepot.com, LLC	7 / $6,531,271 / 100%				1 / $689,581 / 10.558%
GNMA-II Pool # CN3059		loanDepot.com, LLC	54 / $19,258,199 / 100%				1 / $485,598 / 2.522%
GNMA-II Pool # CO6001		loanDepot.com, LLC	39 / $14,073,004 / 100%				1 / $251,658 / 1.788%
GNMA-II Pool # CQ2290		loanDepot.com, LLC	35 / $11,773,113 / 100%				1 / $319,112 / 2.711%
GNMA-II Pool # CS5703		loanDepot.com, LLC	51 / $18,108,639 / 100%		1 / $730,539 / 4.034%
GNMA-II Pool # CU0006		loanDepot.com, LLC	23 / $9,062,544 / 100%				1 / $352,862 / 3.894%
GNMA-II Pool # DD6713		loanDepot.com, LLC	8 / $1,540,222 / 100%	2 / $228,150 / 14.813%	2 / $228,150 / 14.813%

GNMA-II Pool # Grand Total		loanDepot.com, LLC	1556 / $553,856,799 / 100%	2 / $228,150 / 0.041%	5 / $1,412,534 / 0.255%	0 / $ / 0%	18 / $6,998,795 / 1.264%	0 / $ / 0%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Both assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Two (2) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period and three (3) of the assets identified in columns (j) through (l) were identified by GNMA for repurchase during a prior reporting period.

5)	The assets identified in columns (p) through (r) were identified by GNMA for repurchase during a prior reporting period. The Originator has not received a response from GNMA regarding its position.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 14, 2024	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer